Short-term borrowings and long-term debt:	12 Months Ended
Mar. 31, 2011
Short-term borrowings and long-term debt:

9. Short-term borrowings and long-term debt:

Short-term borrowings, excluding the current portion of long-term debt as of March 31, 2010 and 2011 were as follows:

	Millions of yen
	2010	2011
Short-term borrowings denominated in Euro:
Unsecured short-term loans from financial institutions	¥78	¥276
(Year ended March 31, 2010—weighted-average interest rate per annum: 7.6%)
(Year ended March 31, 2011—weighted-average variable rate per annum: 5.3% as of March 31, 2011)

Total short-term borrowings	¥78	¥276

Long-term debt as of March 31, 2010 and 2011 were as follows:

	Millions of yen
	2010	2011
Debt denominated in Japanese Yen:
Unsecured corporate bonds	¥572,097	¥407,032
(Year ended March 31, 2010—interest rates per annum: 1.0%-2.0%, due: years ending March 31, 2011-2019)
(Year ended March 31, 2011—interest rates per annum: 1.0%-2.0%, due: years ending March 31, 2012-2019)
Unsecured indebtedness to financial institutions	38,000	21,000
(Year ended March 31, 2010—interest rates per annum: 1.3%-1.5%, due: years ending March 31, 2011-2013)
(Year ended March 31, 2011—interest rates per annum: 1.3%-1.5%, due: years ending March 31, 2012-2013)
Debt denominated in Euro:
Unsecured indebtedness to financial institutions	172	70
(Year ended March 31, 2010—variable rate per annum: 4.6% as of March 31, 2010, due: year ending March 31, 2012)
(Year ended March 31, 2011—variable rate per annum: 2.4% as of March 31, 2011, due: year ending March 31, 2012)

Sub-total	¥610,269	¥428,102
Less: Current portion	(180,716)	(173,102)

Total long-term debt	¥429,553	¥255,000

Interest rates on DOCOMO’s borrowings are mainly fixed. DOCOMO uses interest rate swap transactions, under which DOCOMO receives fixed rate interest payments and pays floating rate interest payments, to hedge the changes in fair value of certain debt as a part of its asset-liability management (ALM). Information relating to interest rate swap contracts is disclosed in Note 19. Interest costs related specifically to short-term borrowings and long-term debt for the years ended March 31, 2009, 2010 and 2011 totaled ¥7,187 million, ¥7,441 million and ¥6,709 million, respectively. “Interest expense” in the consolidated statements of income and comprehensive income excludes the amounts of capitalized interest.

The aggregate amounts of annual maturities of long-term debt as of March 31, 2011, were as follows:

Year ending March 31,	Millions of yen
2012	¥173,102
2013	75,000
2014	70,000
2015	—
2016	—
Thereafter	110,000

Total	¥428,102